Form N-CSR Cover	6 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Entity Central Index Key	0000225318
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024